Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Share
Statements [Line Items]
Number of shares subject to option, beginning of year | Share	523,352	1,470,377
Weighted average exercise price of share options outstanding in share-based payment arrangement, beginning of year | $	$ 15.86	$ 19.24
Number of shares subject to option, forfeited | Share	0	(20,002)
Weighted average exercise price of options forfeited | $	$ 0	$ 15.86
Number of shares subject to option, expired | Share	(523,352)	(927,023)
Weighted average exercise price of options expired | $	$ 15.86	$ 21.22
Number of shares subject to option, end of year | Share	0	523,352
Weighted average exercise price of share options outstanding in share-based payment arrangement, end of year | $	$ 0	$ 15.86